Share Capital - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 28, 2024 USD ($) shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		171,034,256		171,034,256
Number of shares outstanding (in shares)		171,034,256		171,034,256
Exercise of options (in shares)		2,779,903	528,241
Fair value of the issued and contingently issuable shares | $	$ 180.9
Maximum number of common shares reserved, limit		10.00%
Maximum number of common shares, limit issued common shares		5.00%
Share price (in CAD and USD per share) | (per share)		$ 4.92	$ 4.43	$ 3.42	$ 3.35
Share Capital - common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		171,034,256	137,569,590	171,034,256	137,569,590	136,057,661
Exercise of options (in shares)		2,779,903	528,241
Stock options
Disclosure of classes of share capital [line items]
Exercise of options (in shares)		2,779,903	528,241
Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants (in shares)		11,524,237	983,688
Convertible Debenture
Disclosure of classes of share capital [line items]
Exercise of warrants (in shares)		3,410,526
Soto Norte
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	15,750,000
Common shares issuable (in shares)	6,000,000
Soto Norte | Share Capital - common shares
Disclosure of classes of share capital [line items]
Issued capital, ordinary shares | $	$ 152.0
Soto Norte | Contingently Issuable Shares
Disclosure of classes of share capital [line items]
Common shares issuable (in shares)	6,000,000
Contingently issuable common shares | $	$ 28.9